CTIVP® – MFS® Value Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – MFS® Value Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 2.3%
Media 2.3%
Comcast Corp., Class A	807,486	35,004,518
Total Communication Services		35,004,518
Consumer Discretionary 3.6%
Hotels, Restaurants & Leisure 1.4%
Marriott International, Inc., Class A	80,378	20,280,173
Specialty Retail 2.2%
Lowe’s Companies, Inc.	131,563	33,513,043
Total Consumer Discretionary		53,793,216
Consumer Staples 8.5%
Beverages 2.6%
Diageo PLC	501,184	18,544,920
PepsiCo, Inc.	115,637	20,237,631
Total		38,782,551
Consumer Staples Distribution & Retail 1.6%
Target Corp.	133,152	23,595,866
Food Products 2.0%
Mondelez International, Inc., Class A	154,324	10,802,680
Nestlé SA, Registered Shares	186,363	19,801,061
Total		30,603,741
Household Products 1.3%
Kimberly-Clark Corp.	80,838	10,456,395
Reckitt Benckiser Group PLC	148,445	8,462,114
Total		18,918,509
Personal Care Products 1.0%
Kenvue, Inc.	740,541	15,892,010
Total Consumer Staples		127,792,677
Energy 6.1%
Oil, Gas & Consumable Fuels 6.1%
Chevron Corp.	86,482	13,641,671
ConocoPhillips Co.	327,055	41,627,560
EOG Resources, Inc.	103,856	13,276,951
Pioneer Natural Resources Co.	91,643	24,056,288
Total		92,602,470
Total Energy		92,602,470
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 26.4%
Banks 7.4%
Citigroup, Inc.	354,595	22,424,588
JPMorgan Chase & Co.	361,642	72,436,893
PNC Financial Services Group, Inc. (The)	101,787	16,448,779
Total		111,310,260
Capital Markets 5.4%
BlackRock, Inc.	19,997	16,671,499
KKR & Co., Inc., Class A	150,611	15,148,454
Morgan Stanley	296,118	27,882,471
Nasdaq, Inc.	358,934	22,648,735
Total		82,351,159
Consumer Finance 2.0%
American Express Co.	131,686	29,983,585
Insurance 11.6%
Aon PLC, Class A	102,602	34,240,339
Chubb Ltd.	106,698	27,648,653
Marsh & McLennan Companies, Inc.	171,026	35,227,936
Progressive Corp. (The)	246,632	51,008,430
Travelers Companies, Inc. (The)	119,713	27,550,750
Total		175,676,108
Total Financials		399,321,112
Health Care 14.9%
Biotechnology 1.3%
AbbVie, Inc.	109,012	19,851,085
Health Care Equipment & Supplies 1.7%
Abbott Laboratories	131,772	14,977,205
Boston Scientific Corp.(a)	99,030	6,782,565
Medtronic PLC	52,626	4,586,356
Total		26,346,126
Health Care Providers & Services 6.6%
Cigna Group (The)	133,676	48,549,787
Elevance Health, Inc.	27,736	14,382,225
McKesson Corp.	68,731	36,898,237
Total		99,830,249

CTIVP® – MFS® Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – MFS® Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.3%
Johnson & Johnson	200,295	31,684,666
Merck & Co., Inc.	168,939	22,291,501
Pfizer, Inc.	789,894	21,919,559
Roche Holding AG, Genusschein Shares	14,856	3,793,020
Total		79,688,746
Total Health Care		225,716,206
Industrials 17.5%
Aerospace & Defense 7.2%
Boeing Co. (The)(a)	122,552	23,651,310
General Dynamics Corp.	102,202	28,871,043
Northrop Grumman Corp.	62,222	29,783,183
RTX Corp.	264,128	25,760,404
Total		108,065,940
Building Products 1.5%
Johnson Controls International PLC	160,176	10,462,696
Trane Technologies PLC	41,298	12,397,660
Total		22,860,356
Commercial Services & Supplies 0.1%
Veralto Corp.	8,735	774,445
Electrical Equipment 1.5%
Eaton Corp. PLC	71,381	22,319,411
Ground Transportation 2.6%
Canadian National Railway Co.	64,534	8,499,773
Union Pacific Corp.	123,506	30,373,831
Total		38,873,604
Industrial Conglomerates 1.6%
Honeywell International, Inc.	119,268	24,479,757
Machinery 2.2%
Illinois Tool Works, Inc.	60,912	16,344,517
Otis Worldwide Corp.	53,897	5,350,355
PACCAR, Inc.	96,346	11,936,306
Total		33,631,178
Professional Services 0.8%
Equifax, Inc.	47,073	12,592,969
Total Industrials		263,597,660
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 7.9%
IT Services 1.9%
Accenture PLC, Class A	83,926	29,089,591
Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc.	140,900	27,868,611
KLA Corp.	32,572	22,753,822
NXP Semiconductors NV	73,389	18,183,593
Texas Instruments, Inc.	122,824	21,397,169
Total		90,203,195
Total Information Technology		119,292,786
Materials 3.1%
Chemicals 3.1%
Corteva, Inc.	147,919	8,530,489
DuPont de Nemours, Inc.	263,169	20,177,167
PPG Industries, Inc.	71,030	10,292,247
Sherwin-Williams Co. (The)	20,430	7,095,952
Total		46,095,855
Total Materials		46,095,855
Real Estate 2.0%
Industrial REITs 1.7%
Prologis, Inc.	198,236	25,814,292
Specialized REITs 0.3%
Public Storage	16,642	4,827,178
Total Real Estate		30,641,470
Utilities 7.1%
Electric Utilities 5.7%
American Electric Power Co., Inc.	70,480	6,068,328
Duke Energy Corp.	258,252	24,975,551
Exelon Corp.	280,161	10,525,649
PG&E Corp.	604,299	10,128,051
Southern Co. (The)	357,713	25,662,331
Xcel Energy, Inc.	171,402	9,212,857
Total		86,572,767
CTIVP® – MFS® Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – MFS® Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.4%
Dominion Energy, Inc.	409,780	20,157,078
Total Utilities		106,729,845
Total Common Stocks (Cost $1,103,298,459)		1,500,587,815

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	11,236,342	11,234,095
Total Money Market Funds (Cost $11,234,050)		11,234,095
Total Investments in Securities (Cost: $1,114,532,509)		1,511,821,910
Other Assets & Liabilities, Net		(1,518,669)
Net Assets		1,510,303,241
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	7,056,961	55,256,306	(51,078,904)	(268)	11,234,095	461	134,829	11,236,342
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – MFS® Value Fund  | First Quarter Report 2024

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1QT7034_12_C01_(05/24)